Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 185.2	$ 239.5
Cash in escrow		7.9
Trade and other receivables	878.1	816.1
Unbilled receivables	384.6	414.8
Contract assets	59.7
Income taxes recoverable	47.9	61.6
Prepaid expenses	56.8	54.3
Other assets	23.2	14.0
Total current assets	1,635.5	1,608.2
Non-current
Property and equipment	289.4	212.6
Goodwill	1,621.2	1,556.6
Intangible assets	247.7	262.4
Investments in joint ventures and associates	9.4	11.9
Net employee defined benefit asset	10.0	12.7
Deferred tax assets	21.2	23.2
Other assets	175.5	195.5
Total assets	4,009.9	3,883.1
Current
Trade and other payables	567.2	704.6
Deferred revenue	174.4	187.4
Income taxes payable	2.9	11.0
Long-term debt	48.5	198.2
Provisions	42.4	28.1
Other liabilities	23.2	26.2
Total current liabilities	858.6	1,155.5
Non-current
Income taxes payable	15.9	18.3
Long-term debt	885.2	541.4
Provisions	78.2	68.1
Net employee defined benefit liability	68.6	44.8
Deferred tax liabilities	54.3	54.6
Other liabilities	140.4	101.1
Total liabilities	2,101.2	1,983.8
Shareholders' equity
Share capital	867.8	878.2
Contributed surplus	24.8	21.5
Retained earnings	851.2	947.1
Accumulated other comprehensive income	163.1	49.5
Total shareholders' equity	1,906.9	1,896.3
Non-controlling interests	1.8	3.0
Total liabilities and equity	$ 4,009.9	$ 3,883.1